Segment Reporting (Schedule of Information by Reportable Operating Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Segment Reporting Information [Line Items]
Total net revenues	$ 13,299.5	$ 11,700.4	$ 10,707.4
Depreciation and amortization expenses	550.3	523.3	510.4
Income (loss) from equity investees	210.7	173.7	148.1
Operating income/(loss)	1,997.4	1,728.5	1,419.4
Total assets	8,219.2	7,360.4	6,385.9
Americas [Member]
Segment Reporting Information [Line Items]
Total net revenues	9,936.0	9,065.0	8,488.5
Depreciation and amortization expenses	392.4	391.4	394.2
Income (loss) from equity investees	2.1	1.6	0.9
Operating income/(loss)	2,020.4	1,775.2	1,529.5
Total assets	2,199.0	1,841.9	1,837.9
EMEA [Member]
Segment Reporting Information [Line Items]
Total net revenues	1,141.3	1,046.8	953.4
Depreciation and amortization expenses	57.1	53.4	50.6
Income (loss) from equity investees	0.3	6.0	6.8
Operating income/(loss)	6.8	38.9	(8.2)
Total assets	467.4	398.2	475.8
China And Asia Pacific [Member]
Segment Reporting Information [Line Items]
Total net revenues	721.4	552.3	407.3
Depreciation and amortization expenses	23.2	18.1	15.8
Income (loss) from equity investees	122.4	92.9	73.1
Operating income/(loss)	252.6	191.3	126.0
Total assets	656.6	540.0	442.0
Channel Development [Member]
Segment Reporting Information [Line Items]
Total net revenues	1,292.2	860.5	707.4
Depreciation and amortization expenses	1.3	2.4	3.7
Income (loss) from equity investees	85.2	75.6	70.6
Operating income/(loss)	340.4	283.5	268.7
Total assets	88.8	54.7	54.1
Other [Member]
Segment Reporting Information [Line Items]
Total net revenues	208.6	175.8	150.8
Depreciation and amortization expenses	76.3	58.0	46.1
Income (loss) from equity investees	0.7	(2.4)	(3.3)
Operating income/(loss)	(622.8)	(560.4)	(496.6)
Total assets	$ 4,807.4	$ 4,525.6	$ 3,576.1